Total
Gabelli Growth Innovators ETF
Gabelli Growth Innovators Etf (the “Growth Innovators Fund” or the “Fund”)
Investment Objective
The Fund’s primary investment objective is to seek to provide capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The investment advisory agreement between Gabelli ETFs Trust (the “Trust”) and Gabelli Funds, LLC (the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses, and any extraordinary expenses. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Gabelli Growth Innovators ETF Gabelli Growth Innovators ETF
Management Fees	0.90%
Other Expenses	none
Total Annual Fund Operating Expenses	0.90%

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Gabelli Growth Innovators ETF | Gabelli Growth Innovators ETF | USD ($)	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Growth Innovators Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

The Fund will primarily invest in common stocks of companies that are relevant to the Fund’s investment theme of innovation. The Adviser defines “innovation” as the introduction of new technologies, products or services that redefines how businesses operate. The Fund seeks to invest in companies whose prospects for earnings growth remain undervalued. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Adviser will sell any Fund investments that lose their perceived value when compared with other investment alternatives in the judgment of the portfolio managers.

The Adviser uses fundamental security analysis to develop earnings forecasts for companies and to identify investment opportunities. The Adviser bases its analysis on general economic and industry data provided by the U.S. Government, various trade associations and other sources, and published corporate financial data such as annual reports, 10-Ks, and quarterly statements as well as direct interviews with company management. Generally, the Adviser makes investment decisions first by looking at individual companies and then by scrutinizing their growth prospects in relation to their industries and the overall economy. The Adviser seeks to invest in companies with high future earnings potential relative to their current market valuations.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting of U.S. exchange-listed common stock and preferred stock. The Fund may invest in companies without regard to market capitalization. Many of these common stocks will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, the forecasts for the issuer’s industry, and the value of the issuer’s assets. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Principal Risks
Performance

The bar chart and table that follow provide an indication of the risk of investing in the Growth Innovators Fund by showing changes in the Growth Innovators Fund’s performance from year to year and by showing how the Growth Innovators Fund’s average annual returns for one year, five years, and ten years, if applicable, compared with those of a broad-based securities market index. As with all mutual funds, the Growth Innovators Fund’s past performance (before and after taxes) does not predict how the Growth Innovators Fund will perform in the future. Updated information on the Growth Innovators Fund’s results can be obtained by visiting www.gabelli.com.

GROWTH INNOVATORS FUND (Total returns for the Year Ended December 31)

During the calendar year shown in the bar chart, the highest return for a quarter was (0.64)% (quarter ended September 30, 2022) and the lowest return for a quarter was (31.27)% (quarter ended June 30, 2022).

Average Annual Returns (for the period ended December 31, 2022, with the maximum sales charges, if applicable)
Average Annual Total Returns - Gabelli Growth Innovators ETF	1 Year	Since Inception	Inception Date
Gabelli Growth Innovators ETF	(43.86%)	(24.16%)	Feb. 16, 2021
Gabelli Growth Innovators ETF | Return After Taxes on Distributions	(43.86%)	(24.16%)	Feb. 16, 2021
Gabelli Growth Innovators ETF | Return After Taxes on Distributions and Sale of Fund Shares	(25.97%)	(17.84%)	Feb. 16, 2021
Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes)	(32.54%)	(13.99%)	Feb. 16, 2021

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Gabelli Growth Innovators ETF | Risk Not Insured Depository Institution [Member]
Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Gabelli Growth Innovators ETF | Risk Lose Money [Member]
you may lose money by investing in the Fund
Gabelli Growth Innovators ETF | Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk [Member]
•Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk. Unlike most actively managed ETFs the Fund does not provide daily disclosure of its portfolio holding. Instead, the Fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price. There is, however, a risk that shares of the Fund may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Because the Fund trades on the basis of the VIIV, it may trade at a wider bid/ask spread than traditional ETFs that publish their portfolios on a daily basis. Accordingly, the Adviser or its designee will monitor on an ongoing basis how shares of the Fund trade, including the level of any market price premium or discount to NAV and the bid/ask spreads on market transactions. Should there be extended periods of unusually high bid/ask spreads, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units, changing the Fund’s investment objective or strategy, and liquidating the Fund. There is also a risk that the market price may vary significantly from the NAV and, thus, the underlying value of the Fund significantly from the underlying NAV of the Fund. There is also a risk that, despite not disclosing the portfolio holdings each day, some market participants may seek to use publically available information, including the VIIV, to identify the Fund’s investment strategy and engage in certain predatory trading practices that may have the potential to harm the Fund.
Gabelli Growth Innovators ETF | Early Close/Trading Halt Risk [Member]
•Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, due to the non-transparency of the portfolio a trading halt in a portfolio security could cause discrepancies between the VIIV and NAV of the Fund resulting in uncertainty on the part of the AP that results in wider, less liquid markets. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.
Gabelli Growth Innovators ETF | Authorized Participant and AP Representative Concentration Risk [Member]
•Authorized Participant and AP Representative Concentration Risk. The creation and redemption process for the Fund occurs through a confidential brokerage account (“Confidential Account”) with an agent, called an AP Representative, on behalf of an Authorized Participant. Each day, the AP Representative will be given the names and quantities of the securities to be deposited, in the case of a creation, or redeemed, in the case of a redemption (“Creation Basket”), allowing the AP Representative to buy and sell positions in the portfolio securities to permit creations or redemptions on the Authorized Participant’s behalf, without disclosing the information to the Authorized Participant. The Fund may have a limited number of institutions that act as Authorized Participants and AP Representatives, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. The fact that the Fund is offering a novel and unique structure may affect the number of entities willing to act as Authorized Participants and AP Representatives. During times of market stress, Authorized Participants may be more likely to step away from this type of ETF than a traditional ETF.
Gabelli Growth Innovators ETF | Absence of an Active Market [Member]
•Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to net asset value (“NAV”). If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Gabelli Growth Innovators ETF | New Fund Risk [Member]
•New Fund Risk. The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss. However, the expense limitation in place limits this risk through the end of its term.
Gabelli Growth Innovators ETF | Equity Risk [Member]
•Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
Gabelli Growth Innovators ETF | American Depositary Receipts (“ADRs”) Risk [Member]
•American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.
Gabelli Growth Innovators ETF | Growth Stock Risk [Member]
•Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.
Gabelli Growth Innovators ETF | Health Crisis Risk [Member]
•Health Crisis Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. In particular, COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways.
Gabelli Growth Innovators ETF | Issuer Risk [Member]
•Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.
Gabelli Growth Innovators ETF | Management Risk [Member]
•Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
Gabelli Growth Innovators ETF | Market Trading Risk [Member]
•Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.
Gabelli Growth Innovators ETF | Technology Sector Risk [Member]
•Technology Sector Risk. Technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.
Gabelli Growth Innovators ETF | Preferred Stock Risk [Member]
•Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.
Gabelli Growth Innovators ETF | Trading Issues Risk [Member]
•Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.
Gabelli Growth Innovators ETF | Political Risks Relating to Russia’s Invasion of Ukraine [Member]
• Political Risks Relating to Russia’s Invasion of Ukraine. Russia began its invasion of Ukraine in February 2022. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the United States. Russia’s military invasion of Ukraine, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets, specifically on companies in the oil and gas sector, finance and resource extraction. The extent and duration of Russia’s military actions, including sanctions and consequent future market disruptions, are impossible to predict, but could be significant and may negatively affect global supply chains, inflation, oil and gas supply, and global growth.
Gabelli Financial Services Opportunities ETF
Gabelli Financial Services Opportunities ETF (the “Financial Services Fund” or the “Fund”)
Investment Objective
The Fund seeks to provide capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The investment advisory agreement between Gabelli ETFs Trust (the “Trust”) and Gabelli Funds, LLC (the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses, and any extraordinary expenses. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Gabelli Financial Services Opportunities ETF Gabelli Financial Services Opportunities ETF
Management Fees	0.90%
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.94%
Less Fee Waiver and/or Expense Reimbursement	(0.90%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.04%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Gabelli Funds, LLC, the Fund’s adviser (the “Adviser”), has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets. The expense reimbursement agreement for Financial Services Fund will continue until at least April 30, 2024. The management fee waiver shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Gabelli Financial Services Opportunities ETF | Gabelli Financial Services Opportunities ETF | USD ($)	4	210	432	1,072

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period from commencement of operations on May 10, 2022, to December 31, 2022, the Financial Services Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the value of its net assets, in the securities of companies principally engaged in the group of industries comprising the financial services sector. As a fundamental policy, the Fund will concentrate (invest at least 25% of the value of its net assets) in the securities of companies principally engaged in the group of industries comprising the financial services sector. The Fund may invest in the equity securities of such companies, such as common stock, or preferred stock of such companies in accordance with the foregoing 80% policy. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Fund may invest in companies without regard to market capitalization.

The Fund considers a company to be principally engaged in the group of industries comprising the financial services sector if it devotes a significant portion of its assets to, or derives a significant portion of its revenues from, providing financial services. The Fund considers a company to be principally engaged in the group of industries comprising the financial services sector if it devotes 50% of its assets to, or derives 50% of its revenues from, providing financial services. Such services include but are not limited to the following: commercial, consumer, and specialized banking and financing; asset management; publicly-traded, government sponsored financial enterprises; insurance; accountancy; mortgage REITs; brokerage; securities exchanges and electronic trading platforms; financial data, technology, and analysis; and financial transaction and other financial processing services.

The 1940 Act restricts the Fund from acquiring the securities of any company that derives more than 15% of its gross revenues from securities related activities, such as a broker, dealer, underwriter or a federally registered investment adviser (a “Securities Related Issuer”), subject to exception. Under Rule 12d3-1 under the 1940 Act, however, the Fund may generally purchase up to 5% of any class of equity securities of a Securities Related Issuer, or up to 10% of the outstanding principal amount of debt securities of a Securities Related Issuer, so long as, in each case, no more than 5% of the Fund’s total assets are invested in the Securities Related Issuer. These limitations are measured at the time of investment. Rule 12d3-1 may operate to limit the size of the Fund’s investment position with respect to one or more Securities Related Issuers. The 1940 Act also restricts the Fund from acquiring any security issued by an insurance company if the Fund owns, or will own as a result of the acquisition, more than 10% of the total outstanding voting stock of the insurance company. The 1940 Act may operate to limit the size of the Fund’s investment position with respect to one or more insurance companies.

The Adviser’s investment philosophy with respect to buying and selling equity securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”). The Adviser defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics. The Adviser considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The Adviser also considers changes in economic and political outlooks as well as individual corporate developments. Further, the Adviser looks for a catalyst, something indigenous to the company, its industry or geographic positioning that may surface additional value, including, but not limited to, industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business. The Adviser expects to seek to sell any Fund investments that lose their perceived value relative to other investments, which could occur because of, among other things, a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Principal Risks
Performance

As of December 31, 2022, the Financial Services Fund has less than one year of operations. Accordingly, no performance information has been presented for the Financial Services Fund. When available, performance information for the Financial Services Fund will be at www.gabelli.com.

Gabelli Financial Services Opportunities ETF | Risk Not Insured Depository Institution [Member]
Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Gabelli Financial Services Opportunities ETF | Risk Lose Money [Member]
you may lose money by investing in the Fund
Gabelli Financial Services Opportunities ETF | Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk [Member]
•Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk. Unlike most actively managed ETFs the Fund does not provide daily disclosure of its portfolio holding. Instead, the Fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price. There is, however, a risk that shares of the Fund may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Because the Fund trades on the basis of the VIIV, it may trade at a wider bid/ask spread than traditional ETFs that publish their portfolios on a daily basis. Accordingly, the Adviser or its designee will monitor on an ongoing basis how shares of the Fund trade, including the level of any market price premium or discount to NAV and the bid/ask spreads on market transactions. Should there be extended periods of unusually high bid/ask spreads, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units, changing the Fund’s investment objective or strategy, and liquidating the Fund. There is also a risk that the market price may vary significantly from the NAV and, thus, the underlying value of the Fund significantly from the underlying NAV of the Fund. There is also a risk that, despite not disclosing the portfolio holdings each day, some market participants may seek to use publically available information, including the VIIV, to identify the Fund’s investment strategy and engage in certain predatory trading practices that may have the potential to harm the Fund.
Gabelli Financial Services Opportunities ETF | Early Close/Trading Halt Risk [Member]
•Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, due to the non-transparency of the portfolio a trading halt in a portfolio security could cause discrepancies between the VIIV and NAV of the Fund resulting in uncertainty on the part of the AP that results in wider, less liquid markets. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.
Gabelli Financial Services Opportunities ETF | Authorized Participant and AP Representative Concentration Risk [Member]
•Authorized Participant and AP Representative Concentration Risk. The creation and redemption process for the Fund occurs through a confidential brokerage account (“Confidential Account”) with an agent, called an AP Representative, on behalf of an Authorized Participant. Each day, the AP Representative will be given the names and quantities of the securities to be deposited, in the case of a creation, or redeemed, in the case of a redemption (“Creation Basket”), allowing the AP Representative to buy and sell positions in the portfolio securities to permit creations or redemptions on the Authorized Participant’s behalf, without disclosing the information to the Authorized Participant. The Fund may have a limited number of institutions that act as Authorized Participants and AP Representatives, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. The fact that the Fund is offering a novel and unique structure may affect the number of entities willing to act as Authorized Participants and AP Representatives. During times of market stress, Authorized Participants may be more likely to step away from this type of ETF than a traditional ETF.
Gabelli Financial Services Opportunities ETF | Absence of an Active Market [Member]
•Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to net asset value (“NAV”). If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Gabelli Financial Services Opportunities ETF | New Fund Risk [Member]
•New Fund Risk. The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss. However, the expense limitation in place limits this risk through the end of its term.
Gabelli Financial Services Opportunities ETF | Equity Risk [Member]
•Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
Gabelli Financial Services Opportunities ETF | American Depositary Receipts (“ADRs”) Risk [Member]
•American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.
Gabelli Financial Services Opportunities ETF | Growth Stock Risk [Member]
•Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.
Gabelli Financial Services Opportunities ETF | Health Crisis Risk [Member]
•Health Crisis Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. In particular, COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways.
Gabelli Financial Services Opportunities ETF | Issuer Risk [Member]
•Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.
Gabelli Financial Services Opportunities ETF | Management Risk [Member]
•Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
Gabelli Financial Services Opportunities ETF | Market Trading Risk [Member]
•Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.
Gabelli Financial Services Opportunities ETF | Preferred Stock Risk [Member]
•Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.
Gabelli Financial Services Opportunities ETF | Trading Issues Risk [Member]
•Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.
Gabelli Financial Services Opportunities ETF | Political Risks Relating to Russia’s Invasion of Ukraine [Member]
• Political Risks Relating to Russia’s Invasion of Ukraine. Russia began its invasion of Ukraine in February 2022. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the United States. Russia’s military invasion of Ukraine, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets, specifically on companies in the oil and gas sector, finance and resource extraction. The extent and duration of Russia’s military actions, including sanctions and consequent future market disruptions, are impossible to predict, but could be significant and may negatively affect global supply chains, inflation, oil and gas supply, and global growth.
Gabelli Financial Services Opportunities ETF | Concentration Risk [Member]
•Concentration Risk. The Fund concentrates its assets (i.e., invests 25% or more of its net assets) in securities of companies in the financial services sector, and, as a result, the Fund may be subject to greater volatility with respect to its portfolio securities than the Fund that is more broadly diversified. Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.
Gabelli Financial Services Opportunities ETF | Financial Services Risk [Member]
•Financial Services Risk. The Fund will concentrate its investments in securities issued by financial services companies. Financial services companies can be significantly affected by changing economic conditions, demand for consumer loans, refinancing activity and intense competition, including price competition. Profitability can be largely dependent on the availability and cost of capital and the rate of consumer debt defaults, and can fluctuate significantly when interest rates change; unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector. Financial services companies are subject to extensive government regulation, which can change frequently and may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, or may affect them in other ways that are unforeseeable. In the past, financial services companies in general experienced considerable financial distress, which led to the implementation of government programs designed to ease that distress.
Gabelli Financial Services Opportunities ETF | Large Capitalization Companies Risk [Member]
•Large Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large capitalization companies. Large capitalization companies generally experience slower rates of growth in earnings per share than do mid and small capitalization companies.
Gabelli Financial Services Opportunities ETF | Risk Nondiversified Status [Member]
•Non-Diversification Risk. As a non-diversified Fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified Fund.
Gabelli Financial Services Opportunities ETF | Small- and Mid-Capitalization Companies Risk [Member]
•Small- and Mid-Capitalization Companies Risk. Investing in securities of small and mid-capitalization companies may involve greater risks than investing in larger, more established issuers. Small and mid-capitalization companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers, or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility.
Gabelli Financial Services Opportunities ETF | Value Investing Risk [Member]
•Value Investing Risk. The Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Fund’s relative performance may suffer.
Gabelli Equity Income ETF
Gabelli Equity Income ETF (the “Equity Income Fund” or the “Fund”) (fka the Gabelli Global Small Cap ETF)
Investment Objective
The Fund seeks to provide high level of total return on its assets with an emphasis on income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The investment advisory agreement between Gabelli ETFs Trust (the “Trust”) and Gabelli Funds, LLC (the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses, and any extraordinary expenses. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below.

Shareholder Fees(fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Gabelli Equity Income ETF Gabelli Equity Income ETF
Management Fees	0.90%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.90%
Less Fee Waiver and/or Expense Reimbursement	(0.90%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	none
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year. As of April 28, 2023, the Fund had not yet launched.
[2]	Gabelli Funds, LLC, the Fund’s adviser (the “Adviser”), has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets until at least April 30, 2024. The management fee waiver shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees. However, the Fund has agreed, during the three year period following the date of any waiver or reimbursement by the Adviser, to repay such amount to the extent the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Gabelli Equity Income ETF | Gabelli Equity Income ETF | USD ($)	none	197

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover is included for the Fund because the Fund has not yet commenced operations.

Principal Investment Strategies

The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including any assets purchased using borrowings for investment purposes) in income producing equity. The Fund may also invest in foreign securities by investing in American Depositary Receipts. In making stock selections, the Adviser looks for securities that have a better yield than the average of the Standard and Poor’s 500 Index (the “S&P 500 Index”), as well as capital gains potential. In selecting investments for the Fund, the Adviser focuses on issuers that:

•  have strong free cash flow and pay regular dividends;

•  have potential for long term earnings per share growth;

•  may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business are well managed; and

•  will benefit from sustainable long term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services

The Adviser also believes preferred stock of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. This leads to the possibility of capital appreciation if the price of the common stock recovers.

Principal Risks
Performance

The Fund has not yet commenced operations, therefore, performance information is not yet available. Performance information will be available after the Fund has been in operation for one calendar year.

Gabelli Equity Income ETF | Risk Not Insured Depository Institution [Member]
Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Gabelli Equity Income ETF | Risk Lose Money [Member]
you may lose money by investing in the Fund
Gabelli Equity Income ETF | Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk [Member]
•Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk. Unlike most actively managed ETFs the Fund does not provide daily disclosure of its portfolio holding. Instead, the Fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price. There is, however, a risk that shares of the Fund may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Because the Fund trades on the basis of the VIIV, it may trade at a wider bid/ask spread than traditional ETFs that publish their portfolios on a daily basis. Accordingly, the Adviser or its designee will monitor on an ongoing basis how shares of the Fund trade, including the level of any market price premium or discount to NAV and the bid/ask spreads on market transactions. Should there be extended periods of unusually high bid/ask spreads, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units, changing the Fund’s investment objective or strategy, and liquidating the Fund. There is also a risk that the market price may vary significantly from the NAV and, thus, the underlying value of the Fund significantly from the underlying NAV of the Fund. There is also a risk that, despite not disclosing the portfolio holdings each day, some market participants may seek to use publically available information, including the VIIV, to identify the Fund’s investment strategy and engage in certain predatory trading practices that may have the potential to harm the Fund.
Gabelli Equity Income ETF | Early Close/Trading Halt Risk [Member]
•Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, due to the non-transparency of the portfolio a trading halt in a portfolio security could cause discrepancies between the VIIV and NAV of the Fund resulting in uncertainty on the part of the AP that results in wider, less liquid markets. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.
Gabelli Equity Income ETF | Authorized Participant and AP Representative Concentration Risk [Member]
•Authorized Participant and AP Representative Concentration Risk. The creation and redemption process for the Fund occurs through a confidential brokerage account (“Confidential Account”) with an agent, called an AP Representative, on behalf of an Authorized Participant. Each day, the AP Representative will be given the names and quantities of the securities to be deposited, in the case of a creation, or redeemed, in the case of a redemption (“Creation Basket”), allowing the AP Representative to buy and sell positions in the portfolio securities to permit creations or redemptions on the Authorized Participant’s behalf, without disclosing the information to the Authorized Participant. The Fund may have a limited number of institutions that act as Authorized Participants and AP Representatives, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. The fact that the Fund is offering a novel and unique structure may affect the number of entities willing to act as Authorized Participants and AP Representatives. During times of market stress, Authorized Participants may be more likely to step away from this type of ETF than a traditional ETF.
Gabelli Equity Income ETF | Absence of an Active Market [Member]
•Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to net asset value (“NAV”). If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Gabelli Equity Income ETF | New Fund Risk [Member]
•New Fund Risk. The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss. However, the expense limitation in place limits this risk through the end of its term.
Gabelli Equity Income ETF | Equity Risk [Member]
•Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
Gabelli Equity Income ETF | American Depositary Receipts (“ADRs”) Risk [Member]
•American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.
Gabelli Equity Income ETF | Health Crisis Risk [Member]
•Health Crisis Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. In particular, COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways.
Gabelli Equity Income ETF | Issuer Risk [Member]
•Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.
Gabelli Equity Income ETF | Management Risk [Member]
•Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the ETF holds, then the value of the Fund’s shares may decline.
Gabelli Equity Income ETF | Market Trading Risk [Member]
•Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.
Gabelli Equity Income ETF | Preferred Stock Risk [Member]
•Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.
Gabelli Equity Income ETF | Trading Issues Risk [Member]
•Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.
Gabelli Equity Income ETF | Political Risks Relating to Russia’s Invasion of Ukraine [Member]
•Political Risks Relating to Russia’s Invasion of Ukraine. Russia began its invasion of Ukraine in February 2022. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the United States. Russia’s military invasion of Ukraine, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets, specifically on companies in the oil and gas sector, finance and resource extraction. The extent and duration of Russia’s military actions, including sanctions and consequent future market disruptions, are impossible to predict, but could be significant and may negatively affect global supply chains, inflation, oil and gas supply, and global growth.
Gabelli Equity Income ETF | Value Investing Risk [Member]
•Value Investing Risk. The Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Fund’s relative performance may suffer.
Gabelli Love Our Planet & People ETF
Gabelli Love Our Planet & People ETF (the “Love Our Planet Fund” or the “Fund”)
Investment Objective
The Fund’s investment objective is capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The investment advisory agreement between Gabelli ETFs Trust (the “Trust”) and Gabelli Funds, LLC (the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses, and any extraordinary expenses. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below.

Shareholder Fees(fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Gabelli Love Our Planet & People ETF Gabelli Love Our Planet & People ETF
Management Fees	0.90%
Other Expenses	none
Total Annual Fund Operating Expenses	0.90%
Less Fee Waiver and/or Expense Reimbursement	(0.90%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	none
[1]	Gabelli Funds, LLC, the Fund’s adviser (the “Adviser”), has contractually agreed to waive the Fund’s management fee of 0.90% on the first $100 million in net assets. The fee waiver and expense reimbursement agreement for Love Our Planet Fund will continue until at least April 30, 2024. The management fee waiver shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Gabelli Love Our Planet & People ETF | Gabelli Love Our Planet & People ETF | USD ($)	none	197	410	1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Love Our Planet Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in U.S. exchange-listed common and preferred stocks of companies that meet the Fund’s guidelines for sustainability at the time of investment. The Fund may also invest in foreign securities by investing in American Depositary Receipts. Under normal market conditions, the Fund invests its assets in stocks that are listed on a national securities exchange or similar market, such as the National Market System of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Fund focuses on investments in companies whose securities are trading at a material discount to their private market value (“PMV”). PMV is the value the Adviser believes informed investors would be willing to pay for a company.

Sustainability Criteria. The Fund combines a differentiated, value oriented investment philosophy with consideration of certain factors used to deliver returns in a manner that promotes environmental sustainability. In determining the sustainability factors of a particular company, the investment team looks for companies that, among other actions, have initiated programs to reduce the carbon footprint and/or waste profile of their products, services or operations or that produce goods or services that promote attributes such as energy and water conservation, recycling, the reduction of greenhouse gases and harmful chemicals and sustainable agriculture and clean-label food. The Fund relies primarily on proprietary research conducted by the Adviser to reach a judgement on the sustainability of each investment candidate but may also employ third-party data services. Pursuant to the guidelines, the Fund will not invest in publicly traded fossil fuel (coal, oil, and gas) companies.

After identifying companies that satisfy these criteria, the Adviser then will invest in securities of companies that the Adviser believes are trading at a material discount to PMV. The Adviser will monitor each holding on a regular basis to ensure its compliance with the Fund’s guidelines. Securities that no longer meet these guidelines will be sold within a reasonable period of time after the Adviser makes such a determination. Securities may also be sold if the Adviser believes the securities no longer appear to be underpriced relative to their PMV, or if there is a change to an underlying industry or company that the Adviser believes may negatively affect the value of such securities.

Principal Risks
Performance

The bar chart and table that follow provide an indication of the risk of investing in the Love Our Planet Fund by showing changes in the Love Our Planet Fund’s performance from year to year and by showing how the Love Our Planet Fund’s average annual returns for one year, five years, and ten years, if applicable, compared with those of a broad-based securities market index. As with all mutual funds, the Love Our Planet Fund’s past performance (before and after taxes) does not predict how the Love Our Planet Fund will perform in the future. Updated information on the Love Our Planet Fund’s results can be obtained by visiting www.gabelli.com.

LOVE OUR PLANET FUND (Total returns for the Year Ended December 31)

During the calendar year shown in the bar chart, the highest return for a quarter was 9.38% (quarter ended December 31, 2022) and the lowest return for a quarter was (15.27)% (quarter ended June 30, 2022).

Average Annual Returns (for the period ended December 31, 2022, with the maximum sales charges, if applicable)
Average Annual Total Returns - Gabelli Love Our Planet & People ETF	1 Year		Since Inception		Inception Date
Gabelli Love Our Planet & People ETF	(15.08%)		0.82%		Jan. 29, 2021
Gabelli Love Our Planet & People ETF | Return After Taxes on Distributions	(15.77%)		0.23%		Jan. 29, 2021
Gabelli Love Our Planet & People ETF | Return After Taxes on Distributions and Sale of Fund Shares	(8.93%)		0.45%		Jan. 29, 2021
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(18.11%)	[1]	3.32%	[1]	Jan. 29, 2021
S&P 500 ESG Index (reflects no deduction for fees, expenses or taxes)	(17.67%)		4.74%		Jan. 29, 2021
[1]	Effective April 27, 2023, the Fund’s primary benchmark changed from the S&P 500 ESG Index to the S&P 500 Index.

After returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Gabelli Love Our Planet & People ETF | Risk Not Insured Depository Institution [Member]
Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Gabelli Love Our Planet & People ETF | Risk Lose Money [Member]
you may lose money by investing in the Fund
Gabelli Love Our Planet & People ETF | Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk [Member]
•Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk. Unlike most actively managed ETFs the Fund does not provide daily disclosure of its portfolio holding. Instead, the Fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price. There is, however, a risk that shares of the Fund may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Because the Fund trades on the basis of the VIIV, it may trade at a wider bid/ask spread than traditional ETFs that publish their portfolios on a daily basis. Accordingly, the Adviser or its designee will monitor on an ongoing basis how shares of the Fund trade, including the level of any market price premium or discount to NAV and the bid/ask spreads on market transactions. Should there be extended periods of unusually high bid/ask spreads, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units, changing the Fund’s investment objective or strategy, and liquidating the Fund. There is also a risk that the market price may vary significantly from the NAV and, thus, the underlying value of the Fund significantly from the underlying NAV of the Fund. There is also a risk that, despite not disclosing the portfolio holdings each day, some market participants may seek to use publically available information, including the VIIV, to identify the Fund’s investment strategy and engage in certain predatory trading practices that may have the potential to harm the Fund.
Gabelli Love Our Planet & People ETF | Early Close/Trading Halt Risk [Member]
•Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, due to the non-transparency of the portfolio a trading halt in a portfolio security could cause discrepancies between the VIIV and NAV of the Fund resulting in uncertainty on the part of the AP that results in wider, less liquid markets. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.
Gabelli Love Our Planet & People ETF | Authorized Participant and AP Representative Concentration Risk [Member]
•Authorized Participant and AP Representative Concentration Risk. The creation and redemption process for the Fund occurs through a confidential brokerage account (“Confidential Account”) with an agent, called an AP Representative, on behalf of an Authorized Participant. Each day, the AP Representative will be given the names and quantities of the securities to be deposited, in the case of a creation, or redeemed, in the case of a redemption (“Creation Basket”), allowing the AP Representative to buy and sell positions in the portfolio securities to permit creations or redemptions on the Authorized Participant’s behalf, without disclosing the information to the Authorized Participant. The Fund may have a limited number of institutions that act as Authorized Participants and AP Representatives, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. The fact that the Fund is offering a novel and unique structure may affect the number of entities willing to act as Authorized Participants and AP Representatives. During times of market stress, Authorized Participants may be more likely to step away from this type of ETF than a traditional ETF.
Gabelli Love Our Planet & People ETF | Absence of an Active Market [Member]
•Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to net asset value (“NAV”). If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Gabelli Love Our Planet & People ETF | New Fund Risk [Member]
•New Fund Risk. The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss. However, the expense limitation in place limits this risk through the end of its term.
Gabelli Love Our Planet & People ETF | Equity Risk [Member]
•Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
Gabelli Love Our Planet & People ETF | American Depositary Receipts (“ADRs”) Risk [Member]
•American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.
Gabelli Love Our Planet & People ETF | Health Crisis Risk [Member]
•Health Crisis Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. In particular, COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways.
Gabelli Love Our Planet & People ETF | Issuer Risk [Member]
•Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.
Gabelli Love Our Planet & People ETF | Management Risk [Member]
•Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
Gabelli Love Our Planet & People ETF | Market Trading Risk [Member]
•Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.
Gabelli Love Our Planet & People ETF | Preferred Stock Risk [Member]
•Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.
Gabelli Love Our Planet & People ETF | Trading Issues Risk [Member]
•Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.
Gabelli Love Our Planet & People ETF | Political Risks Relating to Russia’s Invasion of Ukraine [Member]
• Political Risks Relating to Russia’s Invasion of Ukraine. Russia began its invasion of Ukraine in February 2022. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the United States. Russia’s military invasion of Ukraine, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets, specifically on companies in the oil and gas sector, finance and resource extraction. The extent and duration of Russia’s military actions, including sanctions and consequent future market disruptions, are impossible to predict, but could be significant and may negatively affect global supply chains, inflation, oil and gas supply, and global growth.
Gabelli Love Our Planet & People ETF | Sector Risk [Member]
•Sector Risk. Although the Fund does not employ a sector focus, its exposure, from time to time, to specific sectors will increase based on the Adviser’s perception of available investment opportunities. If the Fund focuses on a particular sector, the Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that sector. Furthermore, investments in particular sectors may be more volatile than the broader market as a whole.
Gabelli Love Our Planet & People ETF | Socially Responsible Investment Risk [Member]
•Socially Responsible Investment Risk. The application of the Adviser’s socially responsible criteria will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund—positively or negatively—depending on whether such investments are in or out of favor.
Gabelli Automation ETF
Gabelli Automation ETF (the “Automation Fund” or the “Fund”)
Investment Objective
The Fund primarily seeks to provide growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The investment advisory agreement between Gabelli ETFs Trust (the “Trust”) and Gabelli Funds, LLC (the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses, and any extraordinary expenses. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below.

Shareholder Fees(fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Gabelli Automation ETF Gabelli Automation ETF
Management Fees	0.90%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.90%
Less Fee Waiver and/or Expense Reimbursement	(0.90%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	none
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Gabelli Funds, LLC, the Fund’s adviser (the “Adviser”), has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets. The management fee waiver shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees. The fee waiver will be in effect until April 30, 2024. In addition, the Fund has agreed, during the three year period following the date of any waiver or reimbursement by the Adviser, to repay such amount to the extent the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Gabelli Automation ETF | Gabelli Automation ETF | USD ($)	none	197	410	1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period from commencement of operations on January 5, 2022, to December 31, 2022, the Automation Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund will primarily invest in U.S. exchange-listed common stock and preferred stock. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Fund focuses on companies which appear underpriced relative to their private market value (“PMV”). PMV is the value the Adviser believes informed investors would be willing to pay for a company.

Under normal market conditions, the Fund invests at least 80% of its assets in stocks that are listed on a national securities exchange as defined under the Investment Company Act of 1940, as amended (“1940 Act”). The portfolio manager will invest in companies that, in the public market, are selling at a significant discount to the portfolio manager’s assessment of their PMV. The portfolio manager considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio manager also considers changes in economic and political outlooks as well as individual corporate developments. The portfolio manager will sell any Fund investments that lose their perceived value relative to other investments.

The Fund defines Automation Companies as any company that is engaged in designing, developing, supporting, or manufacturing automation equipment, related technology, or processes, and firms that use these to automate in their own businesses. These firms include industrial and service automation, cobotics, robotics, artificial intelligence, autonomous driving, and related equipment, technology, and services. In pursuing the investment theme, the Fund may invest in firms in any economic sector and in any geographic region. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, the forecasts for the issuer’s industry, and the value of the issuer’s assets. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

For purposes of the 80% Policy, the Fund’s investments in Automation Companies include equity securities of U.S. and non-U.S. companies that have at least 50% of their assets, income, earnings, sales, or profits committed to, or derived from automation technologies, equipment, and/or processes.

Automation includes, but is not limited to, the following:

• Industrial and Service Automation

• Cobotics and Robotics

• Artificial Intelligence

• Autonomous Driving

Principal Risks
Performance

As of December 31, 2022, the Automation Fund has less than one year of operations. Accordingly, no performance information has been presented for the Automation Fund. When available, performance information for the Automation Fund will be at www.gabelli.com.

Gabelli Automation ETF | Risk Not Insured Depository Institution [Member]
Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Gabelli Automation ETF | Risk Lose Money [Member]
you may lose money by investing in the Fund
Gabelli Automation ETF | Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk [Member]
•Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk. Unlike most actively managed ETFs the Fund does not provide daily disclosure of its portfolio holding. Instead, the Fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price. There is, however, a risk that shares of the Fund may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Because the Fund trades on the basis of the VIIV, it may trade at a wider bid/ask spread than traditional ETFs that publish their portfolios on a daily basis. Accordingly, the Adviser or its designee will monitor on an ongoing basis how shares of the Fund trade, including the level of any market price premium or discount to NAV and the bid/ask spreads on market transactions. Should there be extended periods of unusually high bid/ask spreads, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units, changing the Fund’s investment objective or strategy, and liquidating the Fund. There is also a risk that the market price may vary significantly from the NAV and, thus, the underlying value of the Fund significantly from the underlying NAV of the Fund. There is also a risk that, despite not disclosing the portfolio holdings each day, some market participants may seek to use publically available information, including the VIIV, to identify the Fund’s investment strategy and engage in certain predatory trading practices that may have the potential to harm the Fund.
Gabelli Automation ETF | Early Close/Trading Halt Risk [Member]
•Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, due to the non-transparency of the portfolio a trading halt in a portfolio security could cause discrepancies between the VIIV and NAV of the Fund resulting in uncertainty on the part of the AP that results in wider, less liquid markets. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.
Gabelli Automation ETF | Authorized Participant and AP Representative Concentration Risk [Member]
•Authorized Participant and AP Representative Concentration Risk. The creation and redemption process for the Fund occurs through a confidential brokerage account (“Confidential Account”) with an agent, called an AP Representative, on behalf of an Authorized Participant. Each day, the AP Representative will be given the names and quantities of the securities to be deposited, in the case of a creation, or redeemed, in the case of a redemption (“Creation Basket”), allowing the AP Representative to buy and sell positions in the portfolio securities to permit creations or redemptions on the Authorized Participant’s behalf, without disclosing the information to the Authorized Participant. The Fund may have a limited number of institutions that act as Authorized Participants and AP Representatives, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. The fact that the Fund is offering a novel and unique structure may affect the number of entities willing to act as Authorized Participants and AP Representatives. During times of market stress, Authorized Participants may be more likely to step away from this type of ETF than a traditional ETF.
Gabelli Automation ETF | Absence of an Active Market [Member]
•Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to net asset value (“NAV”). If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Gabelli Automation ETF | New Fund Risk [Member]
•New Fund Risk. The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss. However, the expense limitation in place limits this risk through the end of its term.
Gabelli Automation ETF | Equity Risk [Member]
•Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
Gabelli Automation ETF | American Depositary Receipts (“ADRs”) Risk [Member]
•American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.
Gabelli Automation ETF | Health Crisis Risk [Member]
•Health Crisis Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. In particular, COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways.
Gabelli Automation ETF | Issuer Risk [Member]
•Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.
Gabelli Automation ETF | Management Risk [Member]
•Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the ETF holds, then the value of the Fund’s shares may decline.
Gabelli Automation ETF | Market Trading Risk [Member]
•Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.
Gabelli Automation ETF | Technology Sector Risk [Member]
•Technology Sector Risk. Technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.
Gabelli Automation ETF | Preferred Stock Risk [Member]
•Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.
Gabelli Automation ETF | Trading Issues Risk [Member]
•Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.
Gabelli Automation ETF | Political Risks Relating to Russia’s Invasion of Ukraine [Member]
• Political Risks Relating to Russia’s Invasion of Ukraine. Russia began its invasion of Ukraine in February 2022. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the United States. Russia’s military invasion of Ukraine, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets, specifically on companies in the oil and gas sector, finance and resource extraction. The extent and duration of Russia’s military actions, including sanctions and consequent future market disruptions, are impossible to predict, but could be significant and may negatively affect global supply chains, inflation, oil and gas supply, and global growth.
Gabelli Automation ETF | Automation Risk [Member]
•Automation Risk. The Fund invests primarily in the equity securities of automation companies and, as such, is particularly vulnerable to risks inherent to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence and government regulation.
Gabelli Aerospace and Defense ETF
Gabelli Commercial Aerospace and Defense ETF (the “Aerospace and Defense Fund” or the “Fund”) (fka the Gabelli Equity Income ETF)
Investment Objective
The Fund seeks a high level of total return on its assets with an emphasis on income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The investment advisory agreement between Gabelli ETFs Trust (the “Trust”) and Gabelli Funds, LLC (the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses, and any extraordinary expenses. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the example.

Shareholder Fees(fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Gabelli Aerospace and Defense ETF Gabelli Aerospace and Defense ETF
Management Fees	0.90%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.90%
Less Fee Waiver and/or Expense Reimbursement	(0.90%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	none
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Gabelli Funds, LLC, the Fund’s adviser (the “Adviser”), has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets until at least April 30, 2024. The management fee waiver shall not apply to any brokerage costs, acquired Fund fees and expenses,interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees. However, the Fund has agreed, during the three year period following the date of any waiver or reimbursement by the Adviser, to repay such amount to the extent the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Gabelli Aerospace and Defense ETF | Gabelli Aerospace and Defense ETF | USD ($)	none	197

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover is included for the Fund because the Fund commenced operations on January 3, 2023.

Principal Investment Strategies

The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities including securities in the aerospace and defense sectors. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment and weapons. The Fund defines an “aerospace and defense” company as a company that derives at least 50% of its revenues from, or devotes 50% of its assets to, aerospace and/or defense related activities, or has an identified business line that derives at least 50% of its revenues from, or devotes 50% of its assets to, aerospace and/or defense related activities. Income producing equity securities include U.S. exchange-listed common stock and preferred stock. The Fund may also invest in foreign securities by investing in American Depositary Receipts. In making stock selections, the Adviser looks for securities that have a better yield than the average of the Standard and Poor’s 500 Index (the “S&P 500 Index”), as well as capital gains potential. In selecting investments for the Fund, the Adviser focuses on issuers that:

•have strong free cash flow and pay regular dividends;

•have potential for long term earnings per share growth;

•may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business are well managed; and

•will benefit from sustainable long term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services

The Adviser also believes preferred stock of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. This leads to the possibility of capital appreciation if the price of the common stock recovers.

Principal Risks
Performance

The Fund commenced operations on January 3, 2023, under its prior name, Gabelli Equity Income ETF. The Fund’s prior name reflected its former investment strategy seeking to attain a high level of total return, with an emphasis on income, through investing at least 80% of its net assets in income producing equity securities. Performance information will be available after the Fund has been in operation for one calendar year. Such performance, when included, will partially reflect performance under the prior investment strategy.

Gabelli Aerospace and Defense ETF | Risk Not Insured Depository Institution [Member]
Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Gabelli Aerospace and Defense ETF | Risk Lose Money [Member]
you may lose money by investing in the Fund
Gabelli Aerospace and Defense ETF | Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk [Member]
•Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk. Unlike most actively managed ETFs the Fund does not provide daily disclosure of its portfolio holding. Instead, the Fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price. There is, however, a risk that shares of the Fund may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Because the Fund trades on the basis of the VIIV, it may trade at a wider bid/ask spread than traditional ETFs that publish their portfolios on a daily basis. Accordingly, the Adviser or its designee will monitor on an ongoing basis how shares of the Fund trade, including the level of any market price premium or discount to NAV and the bid/ask spreads on market transactions. Should there be extended periods of unusually high bid/ask spreads, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units, changing the Fund’s investment objective or strategy, and liquidating the Fund. There is also a risk that the market price may vary significantly from the NAV and, thus, the underlying value of the Fund significantly from the underlying NAV of the Fund. There is also a risk that, despite not disclosing the portfolio holdings each day, some market participants may seek to use publically available information, including the VIIV, to identify the Fund’s investment strategy and engage in certain predatory trading practices that may have the potential to harm the Fund.
Gabelli Aerospace and Defense ETF | Early Close/Trading Halt Risk [Member]
•Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, due to the non-transparency of the portfolio a trading halt in a portfolio security could cause discrepancies between the VIIV and NAV of the Fund resulting in uncertainty on the part of the AP that results in wider, less liquid markets. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.
Gabelli Aerospace and Defense ETF | Authorized Participant and AP Representative Concentration Risk [Member]
•Authorized Participant and AP Representative Concentration Risk. The creation and redemption process for the Fund occurs through a confidential brokerage account (“Confidential Account”) with an agent, called an AP Representative, on behalf of an Authorized Participant. Each day, the AP Representative will be given the names and quantities of the securities to be deposited, in the case of a creation, or redeemed, in the case of a redemption (“Creation Basket”), allowing the AP Representative to buy and sell positions in the portfolio securities to permit creations or redemptions on the Authorized Participant’s behalf, without disclosing the information to the Authorized Participant. The Fund may have a limited number of institutions that act as Authorized Participants and AP Representatives, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. The fact that the Fund is offering a novel and unique structure may affect the number of entities willing to act as Authorized Participants and AP Representatives. During times of market stress, Authorized Participants may be more likely to step away from this type of ETF than a traditional ETF.
Gabelli Aerospace and Defense ETF | Absence of an Active Market [Member]
•Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to net asset value (“NAV”). If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Gabelli Aerospace and Defense ETF | New Fund Risk [Member]
•New Fund Risk. The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss. However, the expense limitation in place limits this risk through the end of its term.
Gabelli Aerospace and Defense ETF | Equity Risk [Member]
•Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will fluctuate, sometimes rapidly and unpredictably, due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. Holders of equity securities only have rights to value in the company only after all issuer debts have been paid and they could lose their entire investment in a company that encounters financial difficulty
Gabelli Aerospace and Defense ETF | American Depositary Receipts (“ADRs”) Risk [Member]
•American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.
Gabelli Aerospace and Defense ETF | Health Crisis Risk [Member]
•Health Crisis Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. In particular, COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways.
Gabelli Aerospace and Defense ETF | Issuer Risk [Member]
•Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.
Gabelli Aerospace and Defense ETF | Management Risk [Member]
•Management Risk. If the Adviser is incorrect in its assessment of the investment prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
Gabelli Aerospace and Defense ETF | Market Trading Risk [Member]
•Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.
Gabelli Aerospace and Defense ETF | Preferred Stock Risk [Member]
•Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.
Gabelli Aerospace and Defense ETF | Trading Issues Risk [Member]
•Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.
Gabelli Aerospace and Defense ETF | Political Risks Relating to Russia’s Invasion of Ukraine [Member]
• Political Risks Relating to Russia’s Invasion of Ukraine. Russia began its invasion of Ukraine in February 2022. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the United States. Russia’s military invasion of Ukraine, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets, specifically on companies in the oil and gas sector, finance and resource extraction. The extent and duration of Russia’s military actions, including sanctions and consequent future market disruptions, are impossible to predict, but could be significant and may negatively affect global supply chains, inflation, oil and gas supply, and global growth.
Gabelli Aerospace and Defense ETF | Concentration Risk [Member]
• Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.
Gabelli Aerospace and Defense ETF | Large Capitalization Companies Risk [Member]
• Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
Gabelli Aerospace and Defense ETF | Risk Nondiversified Status [Member]
•Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.
Gabelli Aerospace and Defense ETF | Value Investing Risk [Member]
•Value Investing Risk. The Fund invests in “value” stocks. Value investing refers to buying securities that the Adviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. From time to time, “value” investing falls out of favor with investors. During those periods, the Fund’s relative performance may suffer.
Gabelli Aerospace and Defense ETF | Aerospace Industry Risk [Member]
•Aerospace Industry Risk. Government aerospace regulation and spending policies can significantly affect the aerospace industry because many companies involved in the aerospace industry rely to a large extent on U.S. (and other) Government demand for their products and services. There are significant inherent risks in government contracting, which could have a material adverse effect on the business, financial condition and results of operations of industry participants. Government spending in aerospace generally is not correlated with any economic cycle, but rather, on the cycle of general political support for this type of spending. However, there is no assurance that future levels of aerospace and defense spending will increase or that levels of aerospace and defense spending will not decrease in the future. In addition, the aerospace industry in particular has recently been affected by adverse economic conditions and consolidation within the industry. Furthermore, competition in the airline industry continues to increase as a result of airline deregulation.
Gabelli Aerospace and Defense ETF | Defense Industry Risk [Member]
•Defense Industry Risk. Companies in the defense industry are subject to numerous risks, including fierce competition, consolidation, adverse political, economic and governmental developments (both in the U.S. and abroad), compliance with varying regulation across international markets, substantial research and development costs, cuts in government funding, product and technology obsolescence, limited numbers of potential customers and decreased demand for new equipment. Since defense companies derive significant revenue from government contracts, they face a number of specific risks that may adversely affect a company’s financial condition and outlook. The government may terminate a contract with an issuer as a result of an issuer’s default, resulting in possible issuer liability to the government. The government may also terminate a contract for its own convenience, which may lead to difficulty for the issuer in recovering costs incurred prior to termination. Such contracts may also be modified or terminated due to changes in congressional funding levels. Government contractors are also subject to stringent routine audits and reviews, which may lead to significant price adjustments for products and services. The highly competitive bidding environment in which government contractors operate may also reduce the profitability of certain government contracts. Companies involved in the commercial aerospace industry are subject to risks including aircraft order cancellations, excess capacity, cutbacks in profitable business travel, fuel price hikes, labor union settlements, adverse changes in international politics and relations, intense global competition, government regulation and cyclical market patterns.